Stock-based compensation (Details 4)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term
Risk free interest rates, minimum	1.41%	0.71%
Risk free interest rates, maximum	2.10%	1.14%
Risk free interest rates			0.00%
Expected volatility, minimum	79.72%	81.27%
Expected volatility, maximum	83.64%	86.68%
Expected volatility			0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years	7 years